Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Fair Value Hierarchy of the Group’s Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and there is no such financial liabilities measured at fair value on a recurring basis as of December 31, 2024.

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Warrant liabilities	-	-	306,000	306,000
Total	$-	$-	$306,000	$306,000

Schedule of Estimated Useful Lives

Depreciation of property and equipment is provided using the straight-line method over their estimated useful lives:

Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years